Quarterly Holdings Report
for
Fidelity® SAI International Value Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IIV-NPRT1-0425
1.9885499.107
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 4.3%
Industrials - 0.1%
Passenger Airlines - 0.1%
Qantas Airways Ltd (b)	1,511,629	8,759,686
Materials - 4.1%
Metals & Mining - 4.1%
BlueScope Steel Ltd	879,999	11,491,282
Fortescue Ltd	3,398,128	39,796,748
Glencore PLC	14,683,826	63,440,733
Rio Tinto Ltd	745,113	53,663,744
Rio Tinto PLC	2,136,744	128,678,817
		297,071,324
Utilities - 0.1%
Multi-Utilities - 0.1%
AGL Energy Ltd	1,217,900	8,663,272
TOTAL AUSTRALIA		314,494,282
AUSTRIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OMV AG	283,943	11,747,151
Financials - 0.0%
Banks - 0.0%
Raiffeisen Bank International AG	257,508	5,866,368
Industrials - 0.1%
Machinery - 0.1%
ANDRITZ AG	143,825	8,176,382
Utilities - 0.2%
Electric Utilities - 0.2%
Verbund AG Class A (c)	167,507	12,876,488
TOTAL AUSTRIA		38,666,389
BELGIUM - 1.1%
Consumer Staples - 0.9%
Beverages - 0.9%
Anheuser-Busch InBev SA/NV	1,353,831	66,711,910
Materials - 0.2%
Chemicals - 0.2%
Solvay SA Class A (c)	147,539	4,521,303
Syensqo SA	146,486	11,625,290
		16,146,593
TOTAL BELGIUM		82,858,503
CHINA - 0.6%
Consumer Staples - 0.2%
Food Products - 0.2%
Wilmar International Ltd	5,284,000	12,079,556
Financials - 0.3%
Banks - 0.3%
BOC Hong Kong Holdings Ltd	7,220,500	23,398,353
Utilities - 0.1%
Gas Utilities - 0.1%
ENN Energy Holdings Ltd	1,497,600	10,100,088
TOTAL CHINA		45,577,997
DENMARK - 0.4%
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
ISS A/S	309,882	5,858,778
Marine Transportation - 0.3%
AP Moller - Maersk A/S Series B	13,904	20,534,519
TOTAL DENMARK		26,393,297
FINLAND - 0.7%
Information Technology - 0.7%
Communications Equipment - 0.7%
Nokia Oyj	10,617,542	50,066,472
FRANCE - 12.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	3,680,207	39,578,820
Consumer Discretionary - 0.9%
Automobile Components - 0.7%
Cie Generale des Etablissements Michelin SCA Series B	1,418,995	49,348,418
Automobiles - 0.2%
Renault SA	373,530	19,239,376
TOTAL CONSUMER DISCRETIONARY		68,587,794

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Carrefour SA	991,387	14,124,674
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
TotalEnergies SE	2,486,936	144,073,517
Financials - 3.2%
Banks - 3.0%
BNP Paribas SA	2,019,333	137,940,009
Credit Agricole SA	2,012,199	30,292,432
Societe Generale SA Series A	1,429,058	46,258,684
		214,491,125
Financial Services - 0.1%
Eurazeo SE	88,269	7,293,571
Insurance - 0.1%
SCOR SE	323,972	8,287,944
TOTAL FINANCIALS		230,072,640

Industrials - 3.7%
Building Products - 1.3%
Cie de Saint-Gobain SA	1,010,541	94,761,889
Commercial Services & Supplies - 0.2%
Elis SA	387,875	7,943,011
SPIE SA	283,913	9,483,910
		17,426,921
Construction & Engineering - 1.9%
Bouygues SA	371,733	11,816,052
Eiffage SA	143,270	12,829,595
Vinci SA	1,029,337	111,387,503
		136,033,150
Professional Services - 0.1%
Teleperformance SE	114,457	10,762,384
Trading Companies & Distributors - 0.2%
Rexel SA	451,989	11,994,293
TOTAL INDUSTRIALS		270,978,637

Information Technology - 0.9%
IT Services - 0.9%
Capgemini SE	311,406	56,587,580
Sopra Steria Group	29,157	5,432,446
		62,020,026
Materials - 0.1%
Chemicals - 0.1%
Arkema SA	127,494	10,184,195
Utilities - 0.9%
Gas Utilities - 0.1%
Rubis SCA	196,067	5,141,950
Multi-Utilities - 0.8%
Engie SA	3,518,450	58,082,173
TOTAL UTILITIES		63,224,123

TOTAL FRANCE		902,844,426
GERMANY - 13.6%
Communication Services - 2.8%
Diversified Telecommunication Services - 2.8%
Deutsche Telekom AG	6,010,488	201,645,619
Consumer Discretionary - 2.4%
Automobile Components - 0.2%
Continental AG	216,684	15,400,411
Automobiles - 2.1%
Bayerische Motoren Werke AG	666,873	54,376,584
Mercedes-Benz Group AG	1,545,837	94,048,914
		148,425,498
Hotels, Restaurants & Leisure - 0.1%
TUI AG (b)	903,771	7,689,966
TOTAL CONSUMER DISCRETIONARY		171,515,875

Financials - 1.6%
Banks - 0.5%
Commerzbank AG (c)	1,957,868	37,940,803
Capital Markets - 1.1%
Barlatier SA	4,002,828	78,648,990
TOTAL FINANCIALS		116,589,793

Health Care - 1.9%
Health Care Providers & Services - 0.7%
Fresenius Medical Care AG	400,515	19,895,493
Fresenius SE & Co KGaA (b)	837,016	32,101,805
		51,997,298
Pharmaceuticals - 1.2%
Bayer AG	1,971,817	44,122,619
Merck KGaA	259,363	39,151,498
		83,274,117
TOTAL HEALTH CARE		135,271,415

Industrials - 1.9%
Air Freight & Logistics - 1.0%
Deutsche Post AG	1,854,053	66,751,120
Machinery - 0.6%
Daimler Truck Holding AG	1,001,146	44,295,815
Passenger Airlines - 0.1%
Deutsche Lufthansa AG (c)	1,178,716	7,646,057
Trading Companies & Distributors - 0.2%
Brenntag SE	257,672	16,212,707
TOTAL INDUSTRIALS		134,905,699

Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Infineon Technologies AG	1,966,842	64,666,836
Materials - 1.7%
Chemicals - 1.2%
BASF SE	1,699,850	81,894,899
Construction Materials - 0.5%
Heidelberg Materials AG	270,319	38,264,528
TOTAL MATERIALS		120,159,427

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
RWE AG	1,358,240	42,090,171
TOTAL GERMANY		986,844,835
HONG KONG - 1.2%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Jardine Matheson Holdings Ltd (Singapore)	416,133	16,762,066
Swire Pacific Ltd A Shares	1,029,900	8,908,644
		25,670,710
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
CK Asset Holdings Ltd	3,655,000	15,221,544
Henderson Land Development Co Ltd	2,622,930	7,274,633
Sino Land Co Ltd	7,126,420	6,832,012
Sun Hung Kai Properties Ltd	3,024,000	27,032,582
Wharf Real Estate Investment Co Ltd	3,105,000	7,706,811
		64,067,582
TOTAL HONG KONG		89,738,292
IRELAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Bank of Ireland Group PLC	1,995,113	19,927,363
ITALY - 1.8%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Pirelli & C SpA (d)(e)	863,136	5,214,910
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Eni SpA	4,354,650	61,306,647
Financials - 0.4%
Banks - 0.4%
Banca Monte dei Paschi di Siena SpA (c)	2,224,973	14,343,074
BPER Banca SPA	2,131,629	14,581,655
		28,924,729
Industrials - 0.3%
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	528,190	24,661,191
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	173,296	7,122,775
Utilities - 0.1%
Multi-Utilities - 0.1%
Hera SpA	1,590,223	5,833,330
TOTAL ITALY		133,063,582
JAPAN - 26.8%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.5%
Nippon Telegraph & Telephone Corp	36,842,900	36,270,020
Wireless Telecommunication Services - 1.0%
KDDI Corp	2,258,000	75,227,539
TOTAL COMMUNICATION SERVICES		111,497,559

Consumer Discretionary - 6.7%
Automobile Components - 1.4%
Aisin Corp	1,282,200	14,503,741
Bridgestone Corp	1,174,600	42,133,990
Koito Manufacturing Co Ltd	482,000	6,338,143
Sumitomo Electric Industries Ltd	1,593,200	29,764,379
Yokohama Rubber Co Ltd/The	279,400	6,290,392
		99,030,645
Automobiles - 4.5%
Honda Motor Co Ltd	9,747,900	92,265,375
Isuzu Motors Ltd	1,189,800	15,996,130
Mazda Motor Corp	1,203,700	8,230,157
Subaru Corp	1,176,500	20,493,930
Suzuki Motor Corp	3,941,800	47,168,366
Toyota Motor Corp	6,197,700	117,567,400
Yamaha Motor Co Ltd	2,058,400	17,219,788
		318,941,146
Household Durables - 0.8%
Panasonic Holdings Corp	4,630,700	47,250,378
Sumitomo Forestry Co Ltd	413,600	14,139,208
		61,389,586
TOTAL CONSUMER DISCRETIONARY		479,361,377

Consumer Staples - 0.5%
Beverages - 0.5%
Asahi Group Holdings Ltd	3,052,400	33,061,572
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Inpex Corp	1,949,600	23,266,628
Financials - 1.8%
Banks - 0.5%
Hachijuni Bank Ltd/The	970,200	6,349,553
Japan Post Bank Co Ltd	2,759,000	28,538,846
		34,888,399
Consumer Finance - 0.1%
Credit Saison Co Ltd	327,400	7,717,521
Financial Services - 0.7%
ORIX Corp	2,316,400	48,928,913
Insurance - 0.5%
Japan Post Holdings Co Ltd	3,735,800	39,016,724
TOTAL FINANCIALS		130,551,557

Health Care - 1.8%
Health Care Providers & Services - 0.2%
Alfresa Holdings Corp	367,900	5,036,170
Medipal Holdings Corp	415,000	6,239,402
		11,275,572
Pharmaceuticals - 1.6%
Ono Pharmaceutical Co Ltd	941,200	9,791,655
Shionogi & Co Ltd	1,625,800	23,905,936
Takeda Pharmaceutical Co Ltd	3,193,800	85,913,289
		119,610,880
TOTAL HEALTH CARE		130,886,452

Industrials - 7.9%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	471,900	7,648,587
Building Products - 0.2%
Agc Inc	436,400	12,607,303
Commercial Services & Supplies - 0.2%
TOPPAN Holdings Inc	639,700	17,954,447
Ground Transportation - 0.5%
Central Japan Railway Co	2,067,600	38,347,346
Machinery - 1.4%
Komatsu Ltd	1,908,200	57,557,560
NGK Insulators Ltd	513,500	6,589,405
Sumitomo Heavy Industries Ltd	246,600	5,081,863
Toyota Industries Corp	379,200	31,639,333
		100,868,161
Marine Transportation - 1.0%
Kawasaki Kisen Kaisha Ltd	1,355,500	17,153,481
Mitsui OSK Lines Ltd	728,200	24,746,232
Nippon Yusen KK	925,600	29,048,605
		70,948,318
Passenger Airlines - 0.1%
ANA Holdings Inc	308,400	5,785,295
Trading Companies & Distributors - 4.4%
Marubeni Corp	3,332,300	49,543,196
Mitsubishi Corp	3,907,800	62,326,389
Mitsui & Co Ltd	5,955,500	117,871,195
Sojitz Corp	451,500	9,280,394
Sumitomo Corp	2,430,000	52,683,007
Toyota Tsusho Corp	1,427,800	24,115,038
		315,819,219
TOTAL INDUSTRIALS		569,978,676

Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.5%
Ibiden Co Ltd	282,500	8,283,747
Kyocera Corp	2,817,900	29,249,219
		37,532,966
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	3,265,600	43,741,015
SCREEN Holdings Co Ltd	203,800	14,201,268
		57,942,283
Technology Hardware, Storage & Peripherals - 2.1%
Brother Industries Ltd	517,600	9,120,093
Canon Inc	1,927,400	62,118,063
FUJIFILM Holdings Corp	2,496,600	55,002,841
Ricoh Co Ltd	1,179,000	13,521,149
Seiko Epson Corp	649,400	11,735,492
		151,497,638
TOTAL INFORMATION TECHNOLOGY		246,972,887

Materials - 1.6%
Chemicals - 0.3%
Mitsubishi Chemical Group Corp	2,872,200	14,670,225
Tosoh Corp	652,900	8,686,709
		23,356,934
Construction Materials - 0.1%
Taiheiyo Cement Corp	237,200	5,973,932
Metals & Mining - 1.1%
JFE Holdings Inc	1,285,000	14,860,311
Kobe Steel Ltd	798,800	8,505,176
Nippon Steel Corp	2,157,800	44,793,722
Sumitomo Metal Mining Co Ltd	548,800	12,532,441
		80,691,650
Paper & Forest Products - 0.1%
Oji Holdings Corp	1,917,700	7,745,157
TOTAL MATERIALS		117,767,673

Utilities - 1.3%
Electric Utilities - 0.7%
Chubu Electric Power Co Inc	1,523,500	15,871,619
Kansai Electric Power Co Inc/The	2,007,300	22,146,103
Kyushu Electric Power Co Inc	952,800	8,256,403
Tohoku Electric Power Co Inc	1,010,400	7,384,619
		53,658,744
Gas Utilities - 0.5%
Osaka Gas Co Ltd	811,100	15,946,818
Tokyo Gas Co Ltd	694,500	19,646,575
		35,593,393
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	339,300	5,352,735
TOTAL UTILITIES		94,604,872

TOTAL JAPAN		1,937,949,253
LUXEMBOURG - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA	906,639	22,733,028
NETHERLANDS - 2.0%
Consumer Staples - 1.1%
Beverages - 0.2%
Heineken Holding NV Class A	225,244	13,611,168
Consumer Staples Distribution & Retail - 0.9%
Koninklijke Ahold Delhaize NV	1,864,934	66,088,756
TOTAL CONSUMER STAPLES		79,699,924

Financials - 0.8%
Banks - 0.2%
ABN AMRO Bank NV depository receipt (d)(e)	837,780	14,092,667
Financial Services - 0.2%
EXOR NV	178,210	16,962,286
Insurance - 0.4%
NN Group NV	572,325	26,343,798
TOTAL FINANCIALS		57,398,751

Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	242,973	10,551,240
TOTAL NETHERLANDS		147,649,915
SINGAPORE - 4.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Singapore Ltd	11,346,456	6,282,906
Financials - 3.8%
Banks - 3.8%
DBS Group Holdings Ltd	2,904,248	95,061,631
Oversea-Chinese Banking Corp Ltd	7,703,886	98,261,430
United Overseas Bank Ltd	3,079,300	84,648,894
		277,971,955
Industrials - 0.2%
Passenger Airlines - 0.2%
Singapore Airlines Ltd (c)	2,697,500	12,583,563
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Venture Corp Ltd	539,100	5,003,072
Semiconductors & Semiconductor Equipment - 0.4%
STMicroelectronics NV (Italy)	1,315,765	29,790,571
TOTAL INFORMATION TECHNOLOGY		34,793,643

TOTAL SINGAPORE		331,632,067
SPAIN - 4.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telefonica SA (c)	9,661,944	39,365,633
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Repsol SA	2,365,370	27,490,087
Financials - 4.0%
Banks - 4.0%
Banco Bilbao Vizcaya Argentaria SA	11,337,485	129,076,747
Banco Santander SA	31,091,646	159,329,320
		288,406,067
TOTAL SPAIN		355,261,787
SWEDEN - 0.5%
Industrials - 0.4%
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	117,334	1,496,861
Machinery - 0.4%
SKF AB B Shares	752,255	15,251,622
Trelleborg AB B Shares	376,155	14,214,627
		29,466,249
TOTAL INDUSTRIALS		30,963,110

Materials - 0.1%
Metals & Mining - 0.1%
SSAB AB B Shares (c)	1,669,220	7,906,657
TOTAL SWEDEN		38,869,767
SWITZERLAND - 3.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.1%
Avolta AG	207,876	9,396,130
Textiles, Apparel & Luxury Goods - 0.2%
Swatch Group AG/The (c)	78,543	14,550,937
TOTAL CONSUMER DISCRETIONARY		23,947,067

Financials - 2.9%
Capital Markets - 2.9%
UBS Group AG	5,795,083	205,778,737
Industrials - 0.1%
Professional Services - 0.1%
Adecco Group AG	337,506	8,034,568
TOTAL SWITZERLAND		237,760,372
UNITED KINGDOM - 11.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.3%
BT Group PLC (c)	11,381,042	20,024,011
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	44,274,748	37,719,684
TOTAL COMMUNICATION SERVICES		57,743,695

Consumer Discretionary - 0.3%
Household Durables - 0.1%
Vistry Group PLC (b)	666,373	4,945,021
Specialty Retail - 0.2%
JD Sports Fashion PLC	4,985,422	5,508,886
Kingfisher PLC	3,634,715	11,042,369
		16,551,255
TOTAL CONSUMER DISCRETIONARY		21,496,276

Consumer Staples - 3.3%
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	3,351,182	10,570,652
Food Products - 0.2%
Associated British Foods PLC	636,844	15,018,627
Tobacco - 3.0%
British American Tobacco PLC	3,994,105	158,470,001
Imperial Brands PLC	1,565,552	52,802,409
		211,272,410
TOTAL CONSUMER STAPLES		236,861,689

Financials - 5.5%
Banks - 5.4%
Barclays PLC	29,024,607	106,375,112
HSBC Holdings PLC	6,872,765	71,780,001
Lloyds Banking Group PLC	121,721,007	93,587,141
NatWest Group PLC	12,504,285	66,668,586
Standard Chartered PLC	4,017,451	54,032,799
		392,443,639
Capital Markets - 0.1%
Investec PLC	1,162,445	7,487,634
TOTAL FINANCIALS		399,931,273

Industrials - 0.8%
Industrial Conglomerates - 0.4%
CK Hutchison Holdings Ltd	5,382,000	27,102,108
Passenger Airlines - 0.4%
easyJet PLC	1,271,404	8,068,086
International Consolidated Airlines Group SA	4,880,965	20,354,011
		28,422,097
TOTAL INDUSTRIALS		55,524,205

Real Estate - 0.0%
Retail REITs - 0.0%
Shaftesbury Capital PLC	3,907,797	6,022,680
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	752,622	5,809,021
Multi-Utilities - 0.2%
Centrica PLC	10,276,771	18,157,590
TOTAL UTILITIES		23,966,611

TOTAL UNITED KINGDOM		801,546,429
UNITED STATES - 8.9%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Stellantis NV (Italy)	4,428,222	59,545,322
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	24,483,186	126,658,754
Health Care - 6.3%
Pharmaceuticals - 6.3%
GSK PLC	8,317,539	144,888,177
Roche Holding AG	335,960	105,616,412
Sanofi SA	1,863,396	202,517,607
		453,022,196
Industrials - 0.1%
Electrical Equipment - 0.1%
Signify NV (d)(e)	257,086	5,574,051
TOTAL UNITED STATES		644,800,323
TOTAL COMMON STOCKS (Cost $6,664,598,043)		7,208,678,379

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $2,952,105)	4.46	2,959,000	2,953,063

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	32,640,144	32,646,672
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	80,588,181	80,596,240
TOTAL MONEY MARKET FUNDS (Cost $113,242,912)			113,242,912

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $6,780,793,060)	7,324,874,354
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(61,058,180)
NET ASSETS - 100.0%	7,263,816,174

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	466	Mar 2025	55,232,650	2,814,506	2,814,506

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,881,628 or 0.3% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $24,881,628 or 0.3% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,775,431.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	72,765,742	853,969,892	894,088,962	903,625	-	-	32,646,672	32,640,144	0.1%
Fidelity Securities Lending Cash Central Fund	53,965,648	125,734,361	99,103,769	184,012	-	-	80,596,240	80,588,181	0.3%
Total	126,731,390	979,704,253	993,192,731	1,087,637	-	-	113,242,912	113,228,325

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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